Share Capital and Preference Shares - Dividend Distribution (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 02, 2018	May 24, 2018	May 11, 2018	Apr. 02, 2018	Mar. 15, 2018	Mar. 08, 2018	Mar. 03, 2018	Feb. 15, 2018
Common Units/Shares
Share Capital
Dividend per share (in dollars per share)							$ 0.15	$ 0.14
Dividend amount paid		$ 12,120			$ 11,300
Series A Preference Shares
Share Capital
Dividend per share (in dollars per share)			$ 0.546875			$ 0.546875
Dividend amount paid	$ 2,516			$ 2,516